Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2021
AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
ACCRUED LIABILITIES AND OTHER PAYABLES
7.	ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2020 and 2021, accrued liabilities and other payables consisted of the following:

	As of June 30,
	2020	2021
Payroll payables	$42,755	$60,347
Other payables	76,818	17,220
	$119,573	$77,567